Stockholders' Equity (Details) (Detail) (Long Term Incentive Plan [Member], USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Long Term Incentive Plan [Member]
Stock Awards, Shares
Non vested balance, beginning of period	567	524
Granted	239
Vested	(196)
Forfeited	0
Non vested balance, end of period	567	524
Available for grant	852
Stock Awards, Weighted-Average Grant Date Fair Value
Non vested balance, beginning of period (in usd per share)	$ 16.29
Granted (in usd per share)	$ 18.49
Vested (in usd per share)	$ 15.04
Non vested balance, end of period (in usd per share)	$ 17.65